PREFERRED STOCK AND STOCK-BASED COMPENSATION - Stock Options and RSUs (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Options to purchase shares of common stock activity
Outstanding at January 1, 2020	25,241,896	24,694,990
Granted		5,888,532
Exercised		(3,313,666)
Expired		247,176
Forfeited		(1,780,784)
Outstanding December 31, 2020		25,241,896
Weighted average exercise price of the options granted		$ 4.06
Options to purchase common stock
Options to purchase shares of common stock activity
Outstanding at January 1, 2020	25,241,896
Granted	2,877,446
Exercised	(672,562)
Forfeited	(130,709)
Outstanding December 31, 2020	27,316,071	25,241,896
Weighted average exercise price of the options granted	$ 2.70
Restricted stock units
RSUs activity
Outstanding December 31, 2019	915,730
Awarded	794,448	915,730
Forfeited	(600)
Outstanding December 31, 2020	1,709,578	915,730
RSUs subject to continued service and liquidity-based conditions
RSUs activity
Options and RSUs vesting period	699,448